Label	Element	Value
U.S. Large Company Portfolio | Institutional Class Shares Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	U.S. Large Company Portfolio
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
DFA INVESTMENT DIMENSIONS GROUP INC.	DIMENSIONAL INVESTMENT GROUP INC.

DFA MN Municipal Bond Portfolio	U.S. Large Company Portfolio
DFA Oregon Municipal Bond Portfolio

SUPPLEMENT TO THE STATUTORY
PROSPECTUSES OF EACH PORTFOLIO LISTED ABOVE

The purpose of this supplement to the Statutory Prospectuses dated February 28, 2026, as amended, of the portfolios listed above (each, a “Portfolio” and collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (collectively, the “Funds”), is to notify shareholders that the Boards of Directors of the Funds approved reductions to the Portfolios’ management fees and reduced expense limitation amounts for the DFA Oregon Municipal Bond Portfolio and U.S. Large Company Portfolio, effective as of July 1, 2026, as described below.

U.S. Large Company Portfolio | Institutional Class Shares Prospectus | U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.04%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.07%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.06%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 6
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	22
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	39
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	89
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	6
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	22
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	39
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 89

[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.06% to 0.04% effective as of July 1, 2026.
[2]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.